SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,156,758,766	¥ 8,091,990,270	¥ 5,562,204,889	¥ 539,601,552
Prepayments	7,191,027	50,304,112	135,755,353
Other current assets	29,206,278	204,309,593	225,513,856
Amount due from subsidiaries and VIEs	3,437,094	24,043,850	64,070,214	13,536,360
Total current assets	1,229,615,235	8,601,650,417	6,117,009,044
Other non-current assets	1,221,780	8,546,843	48,581,307
TOTAL ASSETS	1,301,379,526	9,103,670,339	6,494,851,722
Current liabilities:
Accrued expenses and other current liabilities	56,086,446	392,347,124	313,454,992
Amount due to subsidiaries and VIEs	42,704,209	298,733,022	1,628,307,520	¥ 160,262,060
Deferred revenue	28,015,908	195,982,486	112,071,796
Total current liabilities	256,487,994	1,794,236,117	2,863,912,570
Non-current liabilities	6,585,806	46,070,348
TOTAL LIABILITIES	263,073,800	1,840,306,465	2,863,912,570
Convertible redeemable preferred shares (total redemption value of RMB7,262,965,150 and nil as of December 31, 2018 and 2019, respectively)			6,644,822,639
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 479,999,830 and 500,000,000 shares authorized, 10,170,111 and 34,568,689 shares issued, 8,063,790 and 32,751,819 shares outstanding as of December 31, 2018 and 2019, respectively)	3,166	22,144	5,148
Treasury shares (nil and 291,207 ordinary shares as of December 31, 2018 and 2019, respectively)	(24,096,853)	(168,567,125)
Accumulated deficit	(478,702,842)	(3,348,717,860)	(3,388,471,092)
Accumulated other comprehensive income	62,168,566	434,893,990	325,593,213
Total DouYu Shareholder's Equity (Deficit)	1,035,238,729	7,241,909,004	(3,013,883,487)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	1,301,379,526	9,103,670,339	6,494,851,722
Parent Company
Current assets:
Cash and cash equivalents	1,020,753,285	7,140,577,532	3,757,734,490
Prepayments	119,850	838,398	49,333
Other current assets	8,125,479	56,840,976	60,502,935
Amount due from subsidiaries and VIEs	5,717,390	39,995,433	426
Total current assets	1,034,716,004	7,238,252,339	3,818,287,184
Other non-current assets			13,229,851
Investments in subsidiaries and VIEs	17,749,872	124,167,455	(188,401,872)
TOTAL ASSETS	1,052,465,876	7,362,419,794	3,643,115,163
Current liabilities:
Accrued expenses and other current liabilities	8,711,199	60,938,325	11,842,346
Amount due to subsidiaries and VIEs	48,483	339,159	333,665
Deferred revenue	1,881,659	13,162,958
Total current liabilities	10,641,341	74,440,442	12,176,011
Non-current liabilities	6,585,806	46,070,348
TOTAL LIABILITIES	17,227,147	120,510,790	12,176,011
Convertible redeemable preferred shares (total redemption value of RMB7,262,965,150 and nil as of December 31, 2018 and 2019, respectively)			6,644,822,639
Shareholders' equity (deficit)
Ordinary shares (US$0.0001 par value, 479,999,830 and 500,000,000 shares authorized, 10,170,111 and 34,568,689 shares issued, 8,063,790 and 32,751,819 shares outstanding as of December 31, 2018 and 2019, respectively)	3,166	22,144	5,148
Treasury shares (nil and 291,207 ordinary shares as of December 31, 2018 and 2019, respectively)	(24,096,853)	(168,567,125)
Additional paid-in capital	1,475,866,692	10,324,277,855	48,989,244
Accumulated deficit	(478,702,842)	(3,348,717,860)	(3,388,471,092)
Accumulated other comprehensive income	62,168,566	434,893,990	325,593,213
Total DouYu Shareholder's Equity (Deficit)	1,035,238,729	7,241,909,004	(3,013,883,487)
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT)	$ 1,052,465,876	¥ 7,362,419,794	¥ 3,643,115,163